As filed with the Securities and Exchange Commission
on June 8, 2007
Registration No. ___________
(Investment Company Act Registration No. 811-06452)

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. ____	[ ]

Fidelity Union Street Trust II
(Exact Name of Registrant as Specified in Charter)

Registrant's Telephone Number (617) 563-7000

82 Devonshire St., Boston, MA 02109
(Address Of Principal Executive Offices)

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, MA 02109
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon such Rule.

It is proposed that this filing will become effective on July 8, 2007, pursuant to Rule 488.

Important Proxy Materials

PLEASE CAST YOUR VOTE NOW!

Fidelity Florida Municipal Money Market Fund

Dear Shareholder:

I am writing to let you know that a special meeting of shareholders of the Fidelity fund mentioned above will be held on September 19, 2007. The purpose of the meeting is to provide you with the opportunity to vote on an important proposal that affects the fund and your investment in it. As a shareholder, you have the opportunity to voice your opinion on the matters that affect your fund. This package contains information about the proposal and the materials to use when casting your vote.

Please read the enclosed materials and cast your vote on the proxy card(s). Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be.

The proposal has been carefully reviewed by the Board of Trustees. The Trustees, most of whom are not affiliated with Fidelity, are responsible for protecting your interests as a shareholder. The Trustees believe this proposal is in the interests of shareholders. They recommend that you vote for the proposal.

The following Q&A is provided to assist you in understanding the proposal. The proposal is described in greater detail in the enclosed proxy statement.

Voting is quick and easy. Everything you need is enclosed. To cast your vote, simply complete the proxy card(s) enclosed in this package. Be sure to sign the card(s) before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone or through the Internet. Simply call the toll-free number or visit the web site indicated on your proxy card(s), enter the control number found on the card(s), and follow the recorded or online instructions.

If you have any questions before you vote, please call Fidelity at 1-800-544-3198. We'll be glad to help you get your vote in quickly. Thank you for your participation in this important initiative.

Sincerely,

Edward C. Johnson 3d

Chairman and Chief Executive Officer

Important information to help you understand and vote on the proposal

Please read the full text of the proxy statement. Below is a brief overview of the proposal to be voted upon. Your vote is important. We appreciate you placing your trust in Fidelity and look forward to helping you achieve your financial goals.

What am I being asked to vote on?

You are being asked to vote on a merger between Fidelity Florida Municipal Money Market Fund (Florida Municipal Money Market) and Fidelity Municipal Money Market Fund (Fidelity Municipal Money Market). Specifically, you are being asked to approve an Agreement and Plan of Reorganization (the Agreement) that provides for the transfer of all of the assets of Florida Municipal Money Market to Fidelity Municipal Money Market in exchange solely for shares of beneficial interest of Fidelity Municipal Money Market and the assumption by Fidelity Municipal Money Market of Florida Municipal Money Market's liabilities. Fidelity Municipal Money Market's shares then will be distributed to shareholders of Florida Municipal Money Market in liquidation of Florida Municipal Money Market.

Has the fund's Board of Trustees approved the merger?

Yes. The Board of Trustees has approved the proposal and recommends that you vote to approve it.

What are the reasons for and advantages of the proposed merger?

When the Florida intangible tax was repealed in July 2006, thus eliminating the primary benefits of investing in a Florida-specific municipal fund, Fidelity intended to re-evaluate the role of the Florida Municipal Money Market in its municipal line-up to determine what was in the interests of the shareholders.

Although the fund may now invest without regard to the Florida intangible tax and invest in non-Florida municipal securities, the Board believes shareholders would benefit from a merger into a larger, more diversified fund with lower operating expenses.

How would this merger benefit shareholders of the Florida Municipal Money Market?

The merger would provide shareholders of the Florida Municipal Money Market with a fund that is larger, more broadly diversified, has a similar investment approach and shareholder features and a stronger performance record. Fidelity Municipal Money Market has consistently outperformed Florida Municipal Money Market.

Shareholders of the Florida Municipal Money Market will also benefit from the lower expenses of the surviving fund.

Will Fidelity Municipal Money Market revise its investment policies if the merger is approved?

FMR does not expect Fidelity Municipal Money Market to revise its investment policies as a result of the merger. In addition, FMR does not anticipate significant changes to the fund's management or to entities that provide the fund with services.

Who is the fund manager for the funds?

Florida Municipal Money Market is currently managed by Mike Marchese. Fidelity Municipal Money Market is managed by Doug McGinley.

How will you determine the number of shares of Fidelity Municipal Money Market that I will receive?

As of the close of business of the New York Stock Exchange on the Closing Date of the merger, the number of shares to be issued will be based on the relative net asset values of each fund at the time of the exchange.

Is the merger considered a taxable event for federal income tax purposes?

No. Typically the exchange of shares in a fund merger transaction does not result in a gain or loss for federal or state income tax purposes. In addition, the cost basis and holding period of your Florida Municipal Money Market shares are expected to carry over to your new shares in Fidelity Municipal Money Market.

What if there are not enough votes to reach quorum by the scheduled shareholder meeting date?

To facilitate receiving a sufficient number of votes, we will need to take further action. D.F.King & Co., Inc., a proxy solicitation firm, or Fidelity, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.

If there are not sufficient votes to approve your fund's proposal by the time of your Shareholder Meeting (September 19, 2007), the meeting may be adjourned to permit further solicitation of proxy votes.

Who is D.F. King & Co., Inc.?

D.F. King is a third party proxy vendor that Fidelity hires to call shareholders and record proxy votes. In order to hold a shareholder meeting, quorum must be reached - which is a majority of the shares entitled to vote in person or by proxy at the shareholder meeting. If quorum is not attained, the meeting must adjourn to a future date. Fidelity attempts to reach shareholders via multiple mailings to remind them to cast their vote. As the meeting approaches, phone calls may be made to clients who have not yet voted their shares so that the shareholder meeting does not have to be postponed.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

How many votes am I entitled to cast?

As a shareholder, you are entitled to one vote for each dollar of net asset value you own of the fund on the record date. The record date is July 23, 2007.

How do I vote my shares?

You can vote your shares by completing and signing the enclosed proxy card(s) and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card(s) and following the recorded instructions. In addition, you may vote through the internet by visiting www.proxyweb.com/proxy and following the on-line instructions. If you need any assistance, or have any questions regarding the proposals or how to vote your shares, please call Fidelity at 1-800-544-3198.

How do I sign the proxy card?

Individual Accounts: Shareholders should sign exactly as their names appear on the account registration shown on the card.

Joint Accounts: Either owner may sign, but the name of the person signing should conform exactly to a name shown in the registration.

All Other Accounts: The person signing must indicate his or her capacity. For example, a trustee for a trust or other entity should sign, "Ann B. Collins, Trustee."

FIDELITY® FLORIDA MUNICIPAL MONEY MARKET FUND
A FUND OF
FIDELITY COURT STREET TRUST II

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-544-3198

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of Fidelity Florida Municipal Money Market Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Fidelity® Florida Municipal Money Market Fund (Florida Municipal Money Market) will be held at an office of Fidelity Court Street Trust II (Court Street Trust II), 245 Summer Street, 14th Floor, Boston, Massachusetts 02210 on September 19, 2007 at 10:00 a.m Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Florida Municipal Money Market to Fidelity Municipal Money Market Fund (Fidelity Municipal Money Market) in exchange solely for shares of beneficial interest of Fidelity Municipal Money Market and the assumption by Fidelity Municipal Money Market of Florida Municipal Money Market's liabilities, in complete liquidation of Florida Municipal Money Market.

The Board of Trustees has fixed the close of business on July 23, 2007 as the record date for the determination of the shareholders of Florida Municipal Money Market entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,
ERIC D. ROITER, Secretary

July 23, 2007

YOUR VOTE IS IMPORTANT - PLEASE VOTE YOUR SHARES PROMPTLY.

Shareholders are invited to attend the meeting in person. Any shareholder who does not expect to attend the meeting is urged to vote using the touch-tone telephone or internet voting instructions found below or indicate voting instructions on the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION		VALID SIGNATURE
A. 1)	ABC Corp.	John Smith, Treasurer
2)	ABC Corp.	John Smith, Treasurer
c/o John Smith, Treasurer
B. 1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
2)	ABC Trust	Ann B. Collins, Trustee
3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
u/t/d 12/28/78
C. 1)	Anthony B. Craft, Cust.	Anthony B. Craft
f/b/o Anthony B. Craft, Jr.
UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE or through the internet

1. Read the proxy statement, and have your proxy card handy.

2. Call the toll-free number or visit the web site indicated on your proxy card.

3. Enter the number found in the shaded box on the front of your proxy card.

4. Follow the recorded or on-line instructions to cast your vote.

FIDELITY FLORIDA MUNICIPAL MONEY MARKET FUND
A FUND OF
FIDELITY COURT STREET TRUST II

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-544-3198

PROXY STATEMENT AND PROSPECTUS
JULY 23, 2007

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity Florida Municipal Money Market Fund (Florida Municipal Money Market), a fund of Fidelity Court Street Trust II (the trust), in connection with a solicitation of proxies made by, and on behalf of, the trust's Board of Trustees to be used at the Special Meeting of Shareholders of Florida Municipal Money Market and at any adjournments thereof (the Meeting), to be held on September 19, 2007 at 10:00 a.m. Eastern Time (ET) at 245 Summer Street, 14th Floor, Boston, Massachusetts 02210, an office of the trust and Fidelity Management & Research Company (FMR), the fund's investment adviser.

As more fully described in the Proxy Statement, shareholders of Florida Municipal Money Market are being asked to consider and vote on an Agreement and Plan of Reorganization (the Agreement) relating to the proposed acquisition of Florida Municipal Money Market by Fidelity Municipal Money Market Fund (Fidelity Municipal Money Market). The transaction contemplated by the Agreement is referred to as a Reorganization.

If the Agreement is approved by fund shareholders and the Reorganization occurs, each shareholder of Florida Municipal Money Market will become a shareholder of Fidelity Municipal Money Market instead. Florida Municipal Money Market will transfer all of its assets and liabilities to Fidelity Municipal Money Market in exchange solely for shares of beneficial interest of Fidelity Municipal Money Market and the assumption by Fidelity Municipal Money Market of Florida Municipal Money Market's liabilities. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on October 26, 2007, or such other time and date as the parties may agree (the Closing Date).

Fidelity Municipal Money Market, a money market fund, is a diversified fund of Fidelity Union Street Trust II (Union Street Trust II), an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Fidelity Municipal Money Market seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal. Fidelity Municipal Money Market seeks to achieve its investment objective by normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and the accompanying proxy card are first being mailed on or about July 23, 2007. The Proxy Statement sets forth concisely the information about the Reorganization and Fidelity Municipal Money Market that shareholders should know before voting on the proposed Reorganization. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference:

(i) the Statement of Additional Information dated July 23, 2007, relating to this Proxy Statement;

(ii) the Prospectus for Fidelity Municipal Money Market dated October 30, 2006 [and supplemented [date]], a copy of which accompanies this Proxy Statement;

(iii) the Statement of Additional Information for Fidelity Municipal Money Market dated October 30, 2006 [and supplemented [date]]; and

(iv) the Prospectus for Florida Municipal Money Market dated January 29, 2007 and supplemented March 23, 2007, and the Statement of Additional Information for Florida Municipal Money Market dated January 29, 2007 [and supplemented [date]].

You can obtain copies of the funds' current Prospectuses, Statements of Additional Information (SAIs), or annual or semiannual reports without charge by contacting the trust or Fidelity Union Street Trust II at Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts 02109 or by calling 1-800-544-3198.

The trust and Union Street Trust II are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC's Northeast Regional Office, 3 World Financial Center, Room 4300, New York, NY 10281, and the SEC's Midwest Regional Office, 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC's web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC's Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC's Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

TABLE OF CONTENTS

Synopsis	\\\\\\\\\\\\\\\\\\\	6
Comparison of Principal Risk Factors		15
The Proposed Transaction		18
Additional Information about the Funds		23
Voting Information		24
Miscellaneous		27
Exhibit 1. Form of Agreement and Plan of Reorganization of Fidelity Florida Municipal Money Market Fund		29

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and in the Prospectuses and Statements of Additional Information of Florida Municipal Money Market and Fidelity Municipal Money Market, which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of Fidelity Municipal Money Market carefully for more complete information.

What proposal am I being asked to vote on?

As more fully described in the "Proposed Transaction" below, shareholders of Florida Municipal Money Market are being asked to approve an Agreement relating to the proposed acquisition of Florida Municipal Money Market by Fidelity Municipal Money Market. The transaction contemplated by the Agreement is referred to as a Reorganization.

Shareholders of record at the close of business on July 23, 2007 will be entitled to vote at the Meeting.

If the Agreement is approved by fund shareholders and the Reorganization occurs, each shareholder of Florida Municipal Money Market will become a shareholder of Fidelity Municipal Money Market instead. Florida Municipal Money Market will transfer all of its assets and liabilities to Fidelity Municipal Money Market in exchange solely for shares of beneficial interest of Fidelity Municipal Money Market and the assumption by Fidelity Municipal Money Market of Florida Municipal Money Market's liabilities. The Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

For more information, please refer to "The Proposed Transaction - Agreement and Plan of Reorganization" below.

Has the Board of Trustees approved the proposal?

Yes. The fund's Board of Trustees has carefully reviewed the proposal and approved the Agreement. The Board of Trustees unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

What are the reasons for the proposal?

The Board of Trustees considered the following factors, among others, in determining to recommend that shareholders vote in favor of the Reorganization by approving the Agreement:

  Effective January 1, 2007, the state of Florida repealed the annual intangible personal property tax, eliminating the primary benefit of investing in a Florida-specific fund;
  Over time, Fidelity Municipal Money Market has outperformed Florida Municipal Money Market; and
  The benefit to shareholders by merging into a larger, more diversified fund with lower operating expenses.

For more information, please refer to "The Proposed Transaction - Reasons for the Reorganization" below.

How will you determine the number of shares of Fidelity Municipal Money Market Fund that I will receive?

As provided in the Agreement, Florida Municipal Money Market will distribute shares of Fidelity Municipal Money Market to its shareholders so that each shareholder will receive the number of full and fractional shares of Fidelity Municipal Money Market equal to the number of shares of Florida Municipal Money Market held by such shareholder on the Closing Date.

For more information, please refer to "The Proposed Transaction - Agreement and Plan of Reorganization" below.

Is the Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes either to Florida Municipal Money Market or Fidelity Municipal Money Market or to the shareholders of any fund.

For more information, please refer to "The Proposed Transaction - Federal Income Tax Considerations" below.

How do the funds' investment objectives, strategies, policies, and limitations compare?

Although the funds have substantially similar investment objectives and strategies, there are some differences of which you should be aware. The following compares the investment objectives and principal investment strategies of Florida Municipal Money Market and Fidelity Municipal Money Market:

Florida Municipal Money Market	Fidelity Municipal Money Market

Investment Objective (subject to change only by shareholder approval)	Investment Objective (subject to change only by shareholder approval)

Florida Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital and liquidity.	Municipal Money Market Fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies	Principal Investment Strategies

Normally invests the fund's assets in municipal money market securities.	Same strategy.
Normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and Florida income taxes, if any.	Normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax.

Normally invests the fund's assets primarily in municipal securities exempt from the Florida intangible tax. Municipal securities exempt from the Florida intangible tax and whose interest is exempt from federal income tax include securities by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

No corresponding strategy.
May invest the fund's assets in municipal securities subject to the Florida intangible tax, but expects the fund to be exempt from the Florida intangible tax.	No corresponding strategy.

Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Same strategy.
May invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as education, health care, transportation, and utilities.	Same strategy.

For a comparison of the principal risks associated with the funds' principal investment strategies, please refer to "Comparison of Principal Risk Factors" below.

Although the funds have substantially similar investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between Florida Municipal Money Market and Fidelity Municipal Money Market:

Florida Municipal Money Market	Fidelity Municipal Money Market

Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

No corresponding policy or limitation.	Short Sales. The fund may not make short sales of securities.
No corresponding policy or limitation.	Margin Purchases. The fund may not purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.
Commodities. The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.	Commodities. The fund may not purchase or sell commodities or commodity contracts.
No corresponding policy or limitation.	Oil, Gas, and Mineral Exploration Programs. The fund may not invest in oil, gas, or other mineral exploration or development programs.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

Diversification. With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.

For purposes of the fund's diversification limitation discussed above, FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

Diversification. The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

For purposes of each fund's diversification limitation discussed above, FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

Short Sales. The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

No corresponding policy or limitation.

Margin Purchases. The fund currently does not intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

No corresponding policy or limitation.

Except as noted above, the funds have the same investment policies and limitations, including fundamental investment policies and limitations.

For more information about the funds' investment objectives, strategies, policies, and limitations, please refer to the "Investment Details" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Investment Policies and Limitations" section of the funds' SAIs, which are incorporated herein by reference.

Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Fidelity Municipal Money Market.

How do the funds' expense structures compare?

The following summarizes the expense structures of Florida Municipal Money Market and Fidelity Municipal Money Market:

Management of the Funds

The principal business address of FMR, each fund's investment adviser and administrator, is 245 Summer Street, Boston, Massachusetts 02210.

As the manager, FMR has overall responsibility for directing the funds' investments and handling their business affairs. As of March 29, 2007, FMR had approximately $1.6 billion in discretionary assets under management.

The principal business address of Fidelity Investments Money Management, Inc. (FIMM), sub-adviser to the funds, is One Spartan Way, Merrimack, New Hampshire 03054. FIMM has day-to-day responsibility for choosing investments for the funds. As of March 29, 2007, FIMM had approximately $370.3 billion in discretionary assets under management. Fidelity Research & Analysis Company (FRAC) (formerly known as Fidelity Management & Research (Far East) Inc. (FMR Far East)), located at 82 Devonshire Street, Boston, Massachusetts 02109; Fidelity International Investment Advisors (FIIA), located at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda; and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), located at 25 Cannon Street, London, England EC4M5TA are also sub-advisers to the funds.

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Florida Municipal Money Market pays FMR an "all-inclusive" management fee at an annual rate of 0.50% of the fund's average net assets. Under Florida Municipal Money Market's management contract, FMR is responsible for paying the fund's operating expenses, with limited exceptions.

In contrast, under Fidelity Municipal Money Market's management contract, FMR is not responsible for paying the fund's operating expenses. Fidelity Municipal Money Market pays its management fee and other operating expenses separately. Fidelity Municipal Money Market pays FMR a management fee calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase. The individual fund fee rate for the fund is 0.15% of its average net assets.

If the Reorganization is approved, the combined fund will retain Fidelity Municipal Money Market's management fee structure, requiring payment of a management fee and other operating expenses separately. Under Florida Municipal Money Market's all-inclusive management fee structure, Florida Municipal Money Market shareholders currently have the right to vote on any expense increases over 0.50% of average net assets. Shareholders of the combined fund would also have the right to vote on any increases in FMR's management fee; however, because the management fee would not be all-inclusive, shareholders would not have the right to vote on all types of expense increases.

For more information about fund management, please refer to the "Fund Management" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Control of Investment Advisers" and "Management Contracts" sections of the funds' SAIs, which are incorporated herein by reference.

Distribution of Fund Shares

The principal business address of Fidelity Distributors Corporation (FDC), each fund's principal underwriter and distribution agent, is 82 Devonshire Street, Boston, Massachusetts, 02109.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. A fund's Distribution and Service Plan does not authorize payments by the fund other than those that are to be made to FMR under the fund's management Contract. If the Reorganization is approved, the Distribution and Service Plan for the combined fund will remain unchanged.

For more information about fund distribution, please refer to the "Fund Distribution" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Distribution Services" section of the funds' SAIs, which are incorporated herein by reference.

Expense Arrangements

For more information about the funds' fees and operating expenses, please refer to the funds' Prospectuses, which are incorporated herein by reference, and to "Annual Fund Operating Expenses" below. If the proposed Reorganization is not approved, the fund will maintain its current expense structure.

How do the funds' fees and operating expenses compare, and what are the combined fund's fees and operating expenses estimated to be following the Reorganization?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund Operating Expenses

The following tables show the fees and expenses of Florida Municipal Money Market and Fidelity Municipal Money Market for the 12 months ended February 28, 2007, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization. Annual fund operating expenses are paid by each fund.

As shown below, the Reorganization is expected to result in lower total operating expenses for shareholders of Florida Municipal Money Market.

Shareholder Fees (paid by the investor directly)

	Fidelity Florida Municipal Money MarketA	Fidelity Municipal Money Market	Fidelity Municipal Money Market Pro forma Combined
Sales charge (load) on purchases and reinvested distributions	None	None	None
Deferred sales charge (load) on redemptions	None	None	None

A If the fund is your Fidelity brokerage core, you will pay fees charged in connection with certain activity in your Fidelity brokerage account directly from your fund investment. Please see your Fidelity brokerage account materials for additional information.

Annual Operating Expenses (paid from fund assets)

	Fidelity Florida Municipal Money Market	Fidelity Municipal Money Market	Fidelity Municipal Money Market Pro forma Combined
Management fee	0.50%	0.27%	0.27%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.17%	0.17%
Total annual fund operating expenses	0.50%	0.44%	0.44%

Examples of Effect of Fund Expenses

The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

	Fidelity Florida Municipal Money Market	Fidelity Municipal Money Market	Fidelity Municipal Money Market Pro forma Combined
1 year	$ 51	$ 45	$ 45
3 years	$ 160	$ 141	$ 141
5 years	$ 280	$ 246	$ 246
10 years	$ 628	$ 555	$ 555

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Do the procedures for purchasing and redeeming shares of the funds differ?

Except as discussed below, the procedures for purchasing shares of the funds are the same. The funds have different investment minimums. Florida Municipal Money Market has a minimum initial investment amount of $5,000, a minimum subsequent investment amount of $250, and a minimum account balance of $2,000. Fidelity Municipal Money Market has a minimum initial investment amount of $5,000, a minimum subsequent investment amount of $500, and a minimum account balance of $2,000. If the Reorganization is approved, the combined fund will retain Fidelity Municipal Money Market´s investment minimums.

The procedures for redeeming shares of the funds are the same. If the Reorganization is approved, the procedures for redeeming shares of the combined fund will remain unchanged.

On April 2, 2007, Florida Municipal Money Market closed to new accounts pending the Reorganization. Shareholders of Florida Municipal Money Market as of that date can continue to purchase shares of the fund. Shareholders of Florida Municipal Money Market may redeem shares of the fund through the Closing Date of the fund's Reorganization.

For more information about the procedures for purchasing and redeeming the funds' shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the "Buying and Selling Shares" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Buying, Selling and Exchanging Information" section of the funds' SAIs, which are incorporated herein by reference.

Do the funds' exchange privileges differ?

No. The exchange privileges currently offered by the funds are the same. If the Reorganization is approved, the exchange privilege to be offered by the combined fund will remain unchanged.

For more information about the funds' exchange privileges, please refer to the "Exchanging Shares" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Buying, Selling and Exchanging Information" section of the funds' SAIs, which are incorporated herein by reference.

Do the funds' dividend and distribution policies differ?

No. The fund's dividend and distribution policies are the same. If the Reorganization is approved, the dividend and distribution policies of the combined fund will remain unchanged.

On or before the Closing Date, Florida Municipal Money Market may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.

For more information about the funds' dividend and distribution policies, please refer to the "Dividends and Capital Gain Distributions" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Distributions and Taxes" section of the funds' SAIs, which are incorporated herein by reference.

Who bears the expenses associated with the Reorganization?

For Florida Municipal Money Market, pursuant to its all-inclusive management contract, FMR will bear the cost of the Reorganization.

For more information, please refer to "Voting Information - Solicitation of Proxies; Expenses" below.

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have substantially similar investment objectives and strategies as described above, the funds are subject to similar investment risks. Because the funds have some different investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

What risks are associated with an investment in both of the funds?

Each fund is subject to the following principal risks:

Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

What additional risks are associated with an investment in Florida Municipal Money Market?

Florida Municipal Money Market is subject to the following principal risk, which is not a principal risk generally associated with an investment in Fidelity Municipal Money Market:

Geographic Concentration. Unfavorable political or economic conditions within Florida can affect the credit quality of issuers located in that state.

What additional risks are associated with an investment in Fidelity Municipal Money Market?

Fidelity Municipal Money Market is not subject to additional principal risks.

For more information about the principal risks associated with an investment in the funds, please refer to the "Investment Details" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Investment Policies and Limitations" section of the funds' SAIs, which are incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information provides some indication of the risks associated with an investment in the funds. The information illustrates the changes in each fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

FL Muni Money Market
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	3.31%	3.13%	2.89%	3.79%	2.47%	1.11%	0.65%	0.80%	2.03%	3.08%

During the periods shown in the chart for Florida Municipal Money Market:	Returns	Quarter ended
Highest Quarter Return	 1.00%	June 30, 2000
Lowest Quarter Return	 0.12%	September 30, 2003
Year-to-Date Return	0.79%	March 31, 2007
Municipal Money Market
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	3.12%	3.32%	3.13%	2.91%	3.81%	2.53%	1.18%	0.72%	0.86%	2.07%

During the periods shown in the chart for Municipal Money Market:	Returns	Quarter ended
Highest Quarter Return	1.00%	December 31, 2000
Lowest Quarter Return	0.14%	September 30, 2003
Year-to-Date Return	0.80%	March 31, 2007

Average Annual Returns

For the periods ended March 31, 2007	Past 1 year	Past 5 years	Past 10 years
FL Muni Money Market	3.20%	1.63%	2.32%
Municipal Money Market	3.25%	1.69%	2.37%

THE PROPOSED TRANSACTION

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY FLORIDA MUNICIPAL MONEY MARKET AND FIDELITY MUNICIPAL MONEY MARKET.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Fidelity Municipal Money Market acquiring as of the Closing Date all of the assets of Florida Municipal Money Market in exchange solely for shares of Fidelity Municipal Money Market and the assumption by Fidelity Municipal Money Market of Florida Municipal Money Market's liabilities; and (b) the distribution of shares of Fidelity Municipal Money Market to the shareholders of Florida Municipal Money Market as provided for in the Agreement.

The value of Florida Municipal Money Market's assets to be acquired by Fidelity Municipal Money Market and the amount of its liabilities to be assumed by Fidelity Municipal Money Market will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Florida Municipal Money Market's then-current Prospectus and SAI. The net asset value of a share of Fidelity Municipal Money Market will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and SAI.

As of the Closing Date, Fidelity Municipal Money Market will deliver to Florida Municipal Money Market, and Florida Municipal Money Market will distribute to its shareholders of record, shares of Fidelity Municipal Money Market so that each Florida Municipal Money Market shareholder will receive the number of full and fractional shares of Fidelity Municipal Money Market equal in value to the aggregate net asset value of shares of Florida Municipal Money Market held by such shareholder on the Closing Date; Florida Municipal Money Market will be liquidated as soon as practicable thereafter. Each Florida Municipal Money Market shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Fidelity Municipal Money Market due that shareholder.

Accordingly, immediately after the Reorganization, each former Florida Municipal Money Market shareholder will own shares of Fidelity Municipal Money Market equal to the number of that shareholder's shares in Florida Municipal Money Market immediately prior to the Reorganization. The net asset value per share of Fidelity Municipal Money Market will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Fidelity Municipal Money Market in a name other than that of the registered holder of the shares on the books of Florida Municipal Money Market as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Florida Municipal Money Market is and will continue to be its responsibility up to and including the Closing Date and such later date on which Florida Municipal Money Market is liquidated.

For Florida Municipal Money Market fund, pursuant to its all-inclusive management contract, FMR will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of Florida Municipal Money Market are permissible investments for Fidelity Municipal Money Market. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Florida Municipal Money Market and Fidelity Municipal Money Market due to the Reorganization that occur prior to the Closing Date will be borne by Florida Municipal Money Market and Fidelity Municipal Money Market, respectively. Any transaction costs associated with portfolio adjustments to Florida Municipal Money Market and Fidelity Municipal Money Market due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Municipal Money Market that occur after the Closing Date will be borne by Fidelity Municipal Money Market. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Florida Municipal Money Market shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the historical performance of the funds;

(3) the fees and expenses and the relative expense ratios of the funds;

(4) the potential benefit of the Reorganization to shareholders of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds; and

(8) the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund's Board at a meeting of the Board held on March 15, 2007. In proposing the Reorganization, FMR advised the Board that in July 2006 the State of Florida eliminated the annual intangible personal property tax. Effective January 1, 2007, FMR modified Florida Municipal Money Market's investment strategy to invest without regard to the Florida intangible tax. The repeal of this intangible tax has eliminated the primary benefit of investing in a Florida-specific fund.

In recommending the Reorganization, FMR advised the Board that the Reorganization may benefit shareholders by resulting in a combined fund with a greater asset base, which is expected to provide greater operating efficiencies resulting in lower operating expenses.

The Board considered the relative outperformance of Fidelity Municipal Money Market over time, which is largely attributable to its flexibility to seek the best investment opportunities across all 50 states rather than limiting its investments primarily to Florida securities. The Board determined that Florida Municipal Money Market shareholders would benefit from investing in a larger, more diversified fund.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Fidelity Municipal Money Market is a fund of Union Street Trust II. The Trustees of Union Street Trust II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity Municipal Money Market represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity Municipal Money Market is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Municipal Money Market is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Fidelity Municipal Money Market have no preemptive or conversion rights. Shares are fully paid and nonaccessible, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's SAI, which is incorporated herein by reference.

Union Street Trust II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Fidelity Municipal Money Market's SAI, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the "Buying and Selling Shares" and the "Exchanging Shares" sections, respectively, of Fidelity Municipal Money Market's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Florida Municipal Money Market's assets for Fidelity Municipal Money Market's shares and the assumption of the liabilities of Florida Municipal Money Market by Fidelity Municipal Money Market is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds have received an opinion from Dechert LLP, counsel to Florida Municipal Money Market and Fidelity Municipal Money Market, substantially to the effect that:

(i) The acquisition by Fidelity Municipal Money Market of substantially all of the assets of Florida Municipal Money Market in exchange solely for Fidelity Municipal Money Market shares and the assumption by Fidelity Municipal Money Market of all liabilities of Florida Municipal Money Market followed by the distribution of Fidelity Municipal Money Market shares to the Florida Municipal Money Market shareholders in exchange for their Florida Municipal Money Market shares in complete liquidation and termination of Florida Municipal Money Market will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Florida Municipal Money Market will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Municipal Money Market in exchange solely for Fidelity Municipal Money Market shares and the assumption by Fidelity Municipal Money Market of all liabilities of Florida Municipal Money Market; except that Florida Municipal Money Market may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code

(iii) Florida Municipal Money Market will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Municipal Money Market shares received by Florida Municipal Money Market in the Reorganization;

(iv) Fidelity Municipal Money Market will recognize no gain or loss upon the receipt of the assets of Florida Municipal Money Market in exchange solely for Fidelity Municipal Money Market shares and the assumption of all liabilities of Florida Municipal Money Market;

(v) The adjusted basis to Fidelity Municipal Money Market of the assets of Florida Municipal Money Market received by Fidelity Municipal Money Market in the Reorganization will be the same as the adjusted basis of those assets in the hands of Florida Municipal Money Market immediately before the exchange;

(vi) Fidelity Municipal Money Market's holding periods with respect to the assets of Florida Municipal Money Market that Fidelity Municipal Money Market acquires in the Reorganization will include the respective periods for which those assets were held by Florida Municipal Money Market (except where investment activities of Fidelity Municipal Money Market have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Florida Municipal Money Market shareholders will recognize no gain or loss upon receiving Fidelity Municipal Money Market shares in exchange solely for Florida Municipal Money Market shares;

(viii) The aggregate basis of the Fidelity Municipal Money Market shares received by a Florida Municipal Money Market shareholder in the Reorganization will be the same as the aggregate basis of the Florida Municipal Money Market's shares surrendered by the Florida Municipal Money Market shareholder in exchange therefor; and

(ix) A Florida Municipal Money Market shareholder's holding period for the Fidelity Municipal Money Market shares received by the Florida Municipal Money Market shareholder in the Reorganization will include the holding period during which the Florida Municipal Money Market shareholder held Florida Municipal Money Market shares surrendered in exchange therefor, provided that the Florida Municipal Money Market shareholder held such shares as a capital asset on the date of the Reorganization.

Shareholders of Florida Municipal Money Market should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

As of August 31, 2006, Fidelity Municipal Money Market has a capital loss carryforward for federal income tax purposes of approximately $588,196. Under current federal tax law, Fidelity Municipal Money Market may be limited to using only a portion, if any, of its capital loss carryforward at the time of the Reorganization ("capital loss carryforward"). There is no assurance that Fidelity Municipal Money Market will be able to realize sufficient capital gains to use the capital loss carryforward before it expires. The capital loss carryforward attributable to Fidelity Municipal Money Market will expire on August 31, 2014.

Forms of Organization

Florida Municipal Municipal Money Market is a diversified fund of Court Street Trust II, an open-end management investment company organized as a Massachusetts business trust on July 9, 1991. Fidelity Municipal Money Market is a diversified fund of Union Street Trust II, an open-end management investment company organized as a Delaware business trust on July 9, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts and Delaware business trusts, governed by substantially similar Declarations of Trust and Trust Instruments, the rights of the security holders of Florida Municipal Money Market fund under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' SAIs, which are incorporated herein by reference.

Operations of Fidelity Municipal Money Market Following the Reorganization

FMR does not expect Fidelity Municipal Money Market to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity Municipal Money Market's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity Municipal Money Market in their current capacities.

Conclusion

The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Court Street Trust II and Fidelity Union Street Trust II at a meeting held on March 15, 2007. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Florida Municipal Money Market and Fidelity Municipal Money Market and that the interests of existing shareholders of Florida Municipal Money Market and Fidelity Municipal Money Market would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Florida Municipal Money Market will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Court Street Trust II will consider other proposals for the reorganization or liquidation of the fund.

The Board of Trustees of Florida Municipal Money Market unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Fidelity Municipal Money Market's financial highlights for the fiscal year ended August 31, 2006 (audited), updated to include semi-annual data for the six month period ended February 28, 2007 (unaudited), are shown in the table below:

Financial Highlights

	Six months ended February 28, 2007	Years ended August 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.028	.016	.007	.009	.014
Distributions from net investment income	(.016)	(.028)	(.016)	(.007)	(.009)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.61%	2.85%	1.66%	.67%	.88%	1.38%
Ratios to Average Net Assets D, E
Expenses before reductions	.44% A	.44%	.45%	.44%	.44%	.43%
Expenses net of fee waivers, if any	.44% A	.44%	.45%	.44%	.44%	.43%
Expenses net of all reductions	.31% A	.33%	.38%	.43%	.42%	.39%
Net investment income	3.22% A	2.81%	1.65%	.67%	.87%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 18,235	$ 17,022	$ 16,498	$ 15,636	$ 13,957	$ 11,728

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Fidelity Municipal Money Market's financial highlights should be read in conjunction with the audited financial statements contained in the fund's Annual Report to Shareholders and the unaudited financial statements contained in the fund's Semi-Annual Report to Shareholders, which are incorporated by reference into the SAI relating to this Proxy Statement.

Florida Municipal Money Market's financial highlights for the fiscal year ended November 30, 2007, which are included in the fund's Prospectus and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders.

The financial highlights audited by PricewaterhouseCoopers, LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trust's Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about July 23, 2007. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile or electronic means, or by personal interview by representatives of the trust. In addition, D.F. King & Co., Inc. may be paid on a per-call basis to solicit shareholders by telephone on behalf of Florida Municipal Money Market at an anticipated cost of approximately $25,000. Florida Municipal Money Market may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis for vote-by-phone solicitations on behalf of Florida Municipal Money Market at an anticipated cost of approximately $2,000.

If the fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

For Florida Municipal Money Market, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be borne by FMR. FMR will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares.

Only one copy of this Proxy Statement may be mailed to households, even if more than one person in a household is a fund shareholder of record. If you need additional copies of this Proxy Statement, please contact Fidelity at 1-800-544-8544. If you do not want the mailing of this Proxy Statement to be combined with those for other members of your household or do not want to receive multiple copies of future proxy statements, contact Fidelity in writing at P.O. Box 770001, Cincinnati, Ohio 45277-0002.

For a free copy of Florida Municipal Money Market's annual report for the fiscal year ended November 30, 2006 and semiannual report for the fiscal period ended May 31, 2007; or for a free copy of Fidelity Municipal Money Market's annual report for the fiscal year ended August 31, 2006 and semiannual report for the fiscal period ended June 30, 2007, call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 82 Devonshire Street, Boston, Massachusetts 02109.

Record Date; Quorum; and Method of Tabulation

Shareholders of record at the close of business on July 23, 2007 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held on that date.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, by the trust's receipt of a subsequent valid telephonic or internet vote, or by attending the Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum, as will broker non-votes. (Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.)

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST the item, in which case such shares will be voted AGAINST the proposed adjournment with respect to that item. A shareholder vote may be taken on the item in this Proxy Statement prior to such adjournment if sufficient votes have been received and it is otherwise appropriate. Please visit www.fidelity.com/proxies to determine the status of this scheduled Meeting.

FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR each proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Share Ownership

As of [----], there were ____ shares of Florida Municipal Money Market issued and outstanding.

As of [----], there were ____ shares of Fidelity Municipal Money Market issued and outstanding.

As of November 30, 2006, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of Florida Municipal Money Market's total outstanding shares.

As of August 31, 2006, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of Fidelity Municipal Money Market's total outstanding shares.

Required Vote

Approval of the Reorganization requires the affirmative vote of a "majority of the outstanding voting securities" of Florida Municipal Money Market. Under the 1940 Act, the vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN and broker non-votes will have the same effect as votes cast AGAINST the proposal.

Other Business

The Board knows of no business other than the matter set forth in this Proxy Statement to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of Fidelity Municipal Money Market shares have been passed upon by Dechert LLP, counsel to Fidelity Union Street Trust II.

Experts

The audited financial statements of Florida Municipal Money Market and Fidelity Municipal Money Market are incorporated by reference into the SAI and have been examined by PricewaterhouseCoopers, LLP, independent registered public accounting firm, whose reports thereon are included in the Annual Reports to Shareholders for the fiscal year ended November 30, 2006 (Florida Municipal Money Market) and August 31, 2006 (Fidelity Municipal Money Market). The financial statements audited by PricewaterhouseCoopers, LLC have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Fidelity Court Street Trust II, in care of Fidelity Service Company, Inc., P.O. Box 789, Boston, MA 02109, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the respective shares.

Exhibit 1

Form of Agreement and Plan of Reorganization of Florida Municipal Money Market

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of July 23, 2007, by and between Fidelity Court Street Trust II (Court Street Trust II), a Massachusetts business trust, on behalf of its series Fidelity Florida Municipal Money Market Fund (Florida Municipal Money Market), and Fidelity Union Street Trust II (Union Street Trust II), a Massachusetts business trust, on behalf of its series Fidelity Municipal Money Market Fund (Fidelity Municipal Money Market). Court Street Trust II and Union Street Trust II may be referred to herein collectively as the "Trusts" or each individually as a "Trust." The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Municipal Money Market and Florida Municipal Money Market may be referred to herein collectively as the "Funds" or each individually as the "Fund."

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of Florida Municipal Money Market to Fidelity Municipal Money Market solely in exchange for shares of beneficial interest of Fidelity Municipal Money Market (the Fidelity Municipal Money Market Shares) and the assumption by Fidelity Municipal Money Market of Florida Municipal Money Market's liabilities; and (b) the constructive distribution of such shares by Florida Municipal Money Market pro rata to its shareholders in complete liquidation and termination of Florida Municipal Money Market, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the "Reorganization."

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF FLORIDA MUNICIPAL MONEY MARKET. Florida Municipal Money Market represents and warrants to and agrees with Fidelity Municipal Money Market that:

(a) Florida Municipal Money Market is a series of Court Street Trust II, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) Court Street Trust II is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of Florida Municipal Money Market dated January 29, 2007, previously furnished to Fidelity Municipal Money Market, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to Fidelity Municipal Money Market, there are no material legal, administrative, or other proceedings pending or, to the knowledge of Florida Municipal Money Market, threatened against Florida Municipal Money Market which assert liability on the part of Florida Municipal Money Market. Florida Municipal Money Market knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to Fidelity Municipal Money Market;

(e) Florida Municipal Money Market is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of Florida Municipal Money Market, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Florida Municipal Money Market is a party or by which Florida Municipal Money Market is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which Florida Municipal Money Market is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of Florida Municipal Money Market at November 30, 2006, have been audited by PricewaterhouseCoopers, LLP, independent registered public accounting firm, and have been furnished to Fidelity Municipal Money Market. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) Florida Municipal Money Market has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of November 30, 2006 and those incurred in the ordinary course of Florida Municipal Money Market's business as an investment company since November 30, 2006;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Union Street Trust II on Form N-14 relating to the shares of Fidelity Municipal Money Market issuable hereunder and the proxy statement of Florida Municipal Money Market included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to Florida Municipal Money Market (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to Florida Municipal Money Market, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Florida Municipal Money Market of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);

(j) Florida Municipal Money Market has filed or will file all federal and state tax returns which, to the knowledge of Florida Municipal Money Market's officers, are required to be filed by Florida Municipal Money Market and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Florida Municipal Money Market's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) Florida Municipal Money Market has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of Florida Municipal Money Market are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of Florida Municipal Money Market will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to Fidelity Municipal Money Market in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, Florida Municipal Money Market will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of Florida Municipal Money Market to be transferred to Fidelity Municipal Money Market pursuant to this Agreement. As of the Closing Date, subject only to the delivery of Florida Municipal Money Market's portfolio securities and any such other assets as contemplated by this Agreement, Fidelity Municipal Money Market will acquire Florida Municipal Money Market's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to Fidelity Municipal Money Market) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Florida Municipal Money Market, and this Agreement constitutes a valid and binding obligation of Florida Municipal Money Market enforceable in accordance with its terms, subject to shareholder approval.

2. REPRESENTATIONS AND WARRANTIES OF FIDELITY MUNICIPAL MONEY MARKET. Fidelity Municipal Money Market represents and warrants to and agrees with Florida Municipal Money Market that:

(a) Fidelity Municipal Money Market is a series of Union Street Trust II, a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) Union Street Trust II is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of Fidelity Municipal Money Market dated October 30, 2006, previously furnished to Florida Municipal Money Market, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to Florida Municipal Money Market, there are no material legal, administrative, or other proceedings pending or, to the knowledge of Fidelity Municipal Money Market, threatened against Fidelity Municipal Money Market which assert liability on the part of Fidelity Municipal Money Market. Fidelity Municipal Money Market knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to Florida Municipal Money Market;

(e) Fidelity Municipal Money Market is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of its Amended and Restated Trust Instrument or By-laws, or, to the knowledge of Fidelity Municipal Money Market, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Fidelity Municipal Money Market is a party or by which Fidelity Municipal Money Market is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which Fidelity Municipal Money Market is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of Fidelity Municipal Money Market at August 31, 2006, have been audited by PricewaterhouseCoopers, LLP, independent registered public accounting firm, and have been furnished to Florida Municipal Money Market. Said Statement of Assets and Liabilities and Schedule of Investments fairly present its financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) Fidelity Municipal Money Market has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of August 31, 2006 and those incurred in the ordinary course of Fidelity Municipal Money Market's business as an investment company since August 31, 2006;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Fidelity Municipal Money Market of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);

(i) Fidelity Municipal Money Market has filed or will file all federal and state tax returns which, to the knowledge of Fidelity Municipal Money Market's officers, are required to be filed by Fidelity Municipal Money Market and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Fidelity Municipal Money Market's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) Fidelity Municipal Money Market has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on August 31, 2008;

(k) As of the Closing Date, the shares of beneficial interest of Fidelity Municipal Money Market to be issued to Florida Municipal Money Market will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Fund's Statement of Additional Information) by Fidelity Municipal Money Market, and no shareholder of Fidelity Municipal Money Market will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Fidelity Municipal Money Market, and this Agreement constitutes a valid and binding obligation of Fidelity Municipal Money Market enforceable in accordance with its terms, subject to approval by the shareholders of Florida Municipal Money Market;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Fidelity Municipal Money Market, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to Fidelity Municipal Money Market, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Fidelity Municipal Money Market Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of Fidelity Municipal Money Market have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of Florida Municipal Money Market and to the other terms and conditions contained herein, Florida Municipal Money Market agrees to assign, sell, convey, transfer, and deliver to Fidelity Municipal Money Market as of the Closing Date all of the assets of Florida Municipal Money Market of every kind and nature existing on the Closing Date. Fidelity Municipal Money Market agrees in exchange therefor: (i) to assume all of Florida Municipal Money Market's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to Florida Municipal Money Market the number of full and fractional shares of Fidelity Municipal Money Market having an aggregate net asset value equal to the value of the assets of Florida Municipal Money Market transferred hereunder, less the value of the liabilities of Florida Municipal Money Market, determined as provided for under Section 4.

(b) The assets of Florida Municipal Money Market to be acquired by Fidelity Municipal Money Market shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by Florida Municipal Money Market, and any deferred or prepaid expenses shown as an asset on the books of Florida Municipal Money Market on the Closing Date. Florida Municipal Money Market will pay or cause to be paid to Fidelity Municipal Money Market any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to Fidelity Municipal Money Market hereunder, and Fidelity Municipal Money Market will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of Florida Municipal Money Market to be assumed by Fidelity Municipal Money Market shall include (except as otherwise provided for herein) all of Florida Municipal Money Market's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Florida Municipal Money Market agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, Florida Municipal Money Market will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Fidelity Municipal Money Market Shares in exchange for such shareholders' shares of beneficial interest in Florida Municipal Money Market and Florida Municipal Money Market will be liquidated in accordance with Florida Municipal Money Market's Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on Fidelity Municipal Money Market's share transfer books in the names of the Florida Municipal Money Market shareholders and transferring the Fidelity Municipal Money Market Shares thereto. Each Florida Municipal Money Market shareholder's account shall be credited with the respective pro rata number of full and fractional Fidelity Municipal Money Market Shares due that shareholder. All outstanding Florida Municipal Money Market shares, including any represented by certificates, shall simultaneously be canceled on Florida Municipal Money Market's share transfer records. Fidelity Municipal Money Market shall not issue certificates representing the Fidelity Municipal Money Market Shares in connection with the Reorganization.

(e) Any reporting responsibility of Florida Municipal Money Market is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Fidelity Municipal Money Market Shares in a name other than that of the registered holder on Florida Municipal Money Market's books of the Florida Municipal Money Market shares constructively exchanged for the Fidelity Municipal Money Market Shares shall be paid by the person to whom such Fidelity Municipal Money Market Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, Fidelity Municipal Money Market will deliver to Florida Municipal Money Market the number of Fidelity Municipal Money Market Shares having an aggregate net asset value equal to the value of the assets of Florida Municipal Money Market transferred hereunder less the liabilities of Florida Municipal Money Market, determined as provided in this Section 4.

(c) The net asset value per share of the Fidelity Municipal Money Market Shares to be delivered to Florida Municipal Money Market, the value of the assets of Florida Municipal Money Market transferred hereunder, and the value of the liabilities of Florida Municipal Money Market to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Fidelity Municipal Money Market Shares shall be computed in the manner set forth in the then-current Fidelity Municipal Money Market Prospectus and Statement of Additional Information, and the value of the assets and liabilities of Florida Municipal Money Market shall be computed in the manner set forth in the then-current Florida Municipal Money Market Prospectus and Statement of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR Corp., in accordance with its regular practice as pricing agent for Florida Municipal Money Market and Fidelity Municipal Money Market.

5. FEES; EXPENSES.

(a) Pursuant to Florida Municipal Money Market's all-inclusive management contract with Fidelity Management & Research Company (FMR), FMR will pay all fees and expenses, including legal, accounting, printing, filing, and proxy solicitation expenses, portfolio transfer taxes (if any), or other similar expenses incurred in connection with the transactions contemplated by this Agreement (but not including costs incurred in connection with the purchase or sale of portfolio securities). Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to Fidelity Municipal Money Market will be borne by FMR.

(b) Each of Fidelity Municipal Money Market and Florida Municipal Money Market represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 82 Devonshire Street, Boston, Massachusetts, as of the Valuation Time on October 26, 2007, or at some other time, date, and place agreed to by Florida Municipal Money Market and Fidelity Municipal Money Market (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of Florida Municipal Money Market and the net asset value per share of Fidelity Municipal Money Market is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF FLORIDA MUNICIPAL MONEY MARKET.

(a) Florida Municipal Money Market agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to Fidelity Municipal Money Market as herein provided, adopting this Agreement, and authorizing the liquidation of Florida Municipal Money Market.

(b) Florida Municipal Money Market agrees that as soon as reasonably practicable after distribution of the Fidelity Municipal Money Market Shares, Florida Municipal Money Market shall be terminated as a series of Court Street Trust II pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date Florida Municipal Money Market shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF FIDELITY MUNICIPAL MONEY MARKET.

(a) That Florida Municipal Money Market furnishes to Fidelity Municipal Money Market a statement, dated as of the Closing Date, signed by an authorized officer of Court Street Trust II, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Florida Municipal Money Market made in this Agreement are true and correct in all material respects and that Florida Municipal Money Market has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That Florida Municipal Money Market furnishes Fidelity Municipal Money Market with copies of the resolutions, certified by an authorized officer of Court Street Trust II, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of Florida Municipal Money Market;

(c) That, on or prior to the Closing Date, Florida Municipal Money Market will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of Florida Municipal Money Market substantially all of Florida Municipal Money Market's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That Florida Municipal Money Market shall deliver to Fidelity Municipal Money Market at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on Florida Municipal Money Market's behalf by its Treasurer or Assistant Treasurer;

(e) That Florida Municipal Money Market's custodian shall deliver to Fidelity Municipal Money Market a certificate identifying the assets of Florida Municipal Money Market held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to Fidelity Municipal Money Market; (ii) Florida Municipal Money Market's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all necessary taxes in conjunction with the delivery of the assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made;

(f) That Florida Municipal Money Market's transfer agent shall deliver to Fidelity Municipal Money Market at the Closing a certificate setting forth the number of shares of Florida Municipal Money Market outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(g) That Florida Municipal Money Market calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to Fidelity Municipal Money Market as herein provided, adopting this Agreement, and authorizing the liquidation and termination of Florida Municipal Money Market;

(h) That Florida Municipal Money Market delivers to Fidelity Municipal Money Market a certificate of an authorized officer of Court Street Trust II, dated as of the Closing Date, that there has been no material adverse change in Florida Municipal Money Market's financial position since November 30, 2006, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of Florida Municipal Money Market shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of Florida Municipal Money Market or its transfer agent by Fidelity Municipal Money Market or its agents shall have revealed otherwise, Florida Municipal Money Market shall have taken all actions that in the opinion of Fidelity Municipal Money Market are necessary to remedy any prior failure on the part of Florida Municipal Money Market to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF FLORIDA MUNICIPAL MONEY MARKET.

(a) That Fidelity Municipal Money Market shall have executed and delivered to Florida Municipal Money Market an Assumption of Liabilities, certified by an authorized officer of Union Street Trust II, dated as of the Closing Date pursuant to which Fidelity Municipal Money Market will assume all of the liabilities of Florida Municipal Money Market existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That Fidelity Municipal Money Market furnishes to Florida Municipal Money Market a statement, dated as of the Closing Date, signed by an authorized officer of Union Street Trust II, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Fidelity Municipal Money Market made in this Agreement are true and correct in all material respects, and Fidelity Municipal Money Market has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That Florida Municipal Money Market shall have received an opinion of Dechert LLP, counsel to Florida Municipal Money Market and Fidelity Municipal Money Market, to the effect that the Fidelity Municipal Money Market Shares are duly authorized and upon delivery to Florida Municipal Money Market as provided in this Agreement will be validly issued and will be fully paid and nonassessable by Fidelity Municipal Money Market (except as disclosed in Fidelity Municipal Money Market's Statement of Additional Information) and no shareholder of Fidelity Municipal Money Market has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF FIDELITY MUNICIPAL MONEY MARKET AND FLORIDA MUNICIPAL MONEY MARKET.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of Florida Municipal Money Market;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, which term as used herein shall include the District of Columbia and Puerto Rico, and including "no action" positions of such federal or state authorities) deemed necessary by Fidelity Municipal Money Market or Florida Municipal Money Market to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of Fidelity Municipal Money Market or Florida Municipal Money Market, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Fidelity Municipal Money Market and Florida Municipal Money Market, threatened by the Commission; and

(f) That Fidelity Municipal Money Market and Florida Municipal Money Market shall have received an opinion of Dechert LLP satisfactory to Fidelity Municipal Money Market and Florida Municipal Money Market that for federal income tax purposes:

(i) The acquisition by Fidelity Municipal Money Market of substantially all of the assets of Florida Municipal Money Market in exchange solely for Fidelity Municipal Money Market shares and the assumption by Fidelity Municipal Money Market of all liabilities of Florida Municipal Money Market followed by the distribution of Fidelity Municipal Money Market shares to the Florida Municipal Money Market shareholders in exchange for their Florida Municipal Money Market shares in complete liquidation and termination of Florida Municipal Money Market will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Florida Municipal Money Market will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Municipal Money Market in exchange solely for Fidelity Municipal Money Market shares and the assumption by Fidelity Municipal Money Market of all liabilities of Florida Municipal Money Market, except that Florida Municipal Money Market may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Florida Municipal Money Market will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Municipal Money Market shares received by Florida Municipal Money Market in the Reorganization;

(iv) Fidelity Municipal Money Market will recognize no gain or loss upon the receipt of the assets of Florida Municipal Money Market in exchange solely for Fidelity Municipal Money Market shares and the assumption of all liabilities of Florida Municipal Money Market;

(v) The adjusted basis to Fidelity Municipal Money Market of the assets of Florida Municipal Money Market received by Fidelity Municipal Money Market in the Reorganization will be the same as the adjusted basis of those assets in the hands of Florida Municipal Money Market immediately before the exchange;

(vi) Fidelity Municipal Money Market's holding periods with respect to the assets of Florida Municipal Money Market that Fidelity Municipal Money Market acquires in the Reorganization will include the respective periods for which those assets were held by Florida Municipal Money Market (except where investment activities of Fidelity Municipal Money Market have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Florida Municipal Money Market shareholders will recognize no gain or loss upon receiving Fidelity Municipal Money Market shares in exchange solely for Florida Municipal Money Market shares;

(viii) The aggregate basis of the Fidelity Municipal Money Market shares received by a Florida Municipal Money Market shareholder in the Reorganization will be the same as the aggregate basis of the Florida Municipal Money Market shares surrendered by the Florida Municipal Money Market shareholder in exchange therefor; and

(ix) A Florida Municipal Money Market shareholder's holding period for the Fidelity Municipal Money Market shares received by the Florida Municipal Money Market shareholder in the Reorganization will include the holding period during which the Florida Municipal Money Market shareholder held Florida Municipal Money Market shares surrendered in exchange therefor, provided that the Florida Municipal Money Market shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither Florida Municipal Money Market nor Fidelity Municipal Money Market may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF FIDELITY MUNICIPAL MONEY MARKET AND FLORIDA MUNICIPAL MONEY MARKET.

(a) Fidelity Municipal Money Market and Florida Municipal Money Market each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

(b) Florida Municipal Money Market covenants that it is not acquiring the Fidelity Municipal Money Market Shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) Florida Municipal Money Market covenants that it will assist Fidelity Municipal Money Market in obtaining such information as Fidelity Municipal Money Market reasonably requests concerning the beneficial ownership of Florida Municipal Money Market's shares; and

(d) Florida Municipal Money Market covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date Florida Municipal Money Market will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

Fidelity Municipal Money Market and Florida Municipal Money Market may terminate this Agreement by mutual agreement. In addition, either Fidelity Municipal Money Market or Florida Municipal Money Market may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of Florida Municipal Money Market or Fidelity Municipal Money Market, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of Fidelity Municipal Money Market or Florida Municipal Money Market; provided, however, that following the shareholders' meeting called by Florida Municipal Money Market pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Fidelity Municipal Money Market Shares to be paid to Florida Municipal Money Market shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund's Amended and Restated Declaration of Trust and Trust Instrument is on file with the Secretary of State of the Commonwealth of Massachusetts and the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Municipal Money Market

Fund

(fund number 010, trading symbol FTEXX)

Fidelity

AMT Tax-Free Money

Fund

(fund number 460, trading symbol FIMXX)

Prospectus

October 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Municipal Money Market Fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

AMT Tax-Free Money Fund seeks as high a level of federally tax-exempt income as is consistent with the preservation of capital and liquidity.

Principal Investment Strategies

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Prospectus

Fund Summary - continued

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in each fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

Municipal Money Market
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	3.12%	3.32%	3.13%	2.91%	3.81%	2.53%	1.18%	0.72%	0.86%	2.07%

During the periods shown in the chart for Municipal Money Market:	Returns	Quarter ended
Highest Quarter Return	1.00%	December 31, 2000
Lowest Quarter Return	0.14%	September 30, 2003
Year-to-Date Return	2.28%	September 30, 2006
AMT Tax-Free Money
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	3.30%	3.45%	3.26%	3.02%	3.89%	2.63%	1.28%	0.84%	0.97%	2.18%

During the periods shown in the chart for AMT Tax-Free Money:	Returns	Quarter ended
Highest Quarter Return	1.03%	December 31, 2000
Lowest Quarter Return	0.16%	September 30, 2003
Year-to-Date Return	2.35%	September 30, 2006

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years
Municipal Money Market	2.07%	1.47%	2.36%
AMT Tax-Free Money	2.18%	1.58%	2.48%

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for Municipal Money Market do not reflect the effect of any reduction of certain expenses during the period. The annual fund operating expenses provided below for AMT Tax-Free Money do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)A

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

A If the fund is your Fidelity brokerage core, you will pay fees charged in connection with certain activity in your Fidelity brokerage account directly from your fund investment. Please see your Fidelity brokerage account materials for additional information.

Prospectus

Fund Summary - continued

Annual operating expenses (paid from fund assets)

Municipal Money Market	Management fee	0.27%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.17%
	Total annual fund operating expenses	0.44%
AMT Tax-Free Money	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expensesA	0.43%

A Effective October 25, 2001, FMR has voluntarily agreed to reimburse AMT Tax-Free Money to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.33%. This arrangement may be discontinued by FMR at any time.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Municipal Money Market	1 year	$ 45
	3 years	$ 141
	5 years	$ 246
	10 years	$ 555
AMT Tax-Free Money	1 year	$ 44
	3 years	$ 138
	5 years	$ 241
	10 years	$ 542

Prospectus

Fund Basics

Investment Details

Investment Objective

Municipal Money Market Fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies

Fidelity Management & Research Company (FMR) normally invests the fund's assets in municipal money market securities.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR may invest the fund's assets in municipal money market securities by investing in other funds. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

AMT Tax-Free Money Fund seeks as high a level of federally tax-exempt income as is consistent with the preservation of capital and liquidity.

Principal Investment Strategies

FMR normally invests the fund's assets in municipal money market securities.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR may invest the fund's assets in municipal money market securities by investing in other funds. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

Prospectus

Fund Basics - continued

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Principal Investment Risks

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease.

The following factors can significantly affect a fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

Prospectus

Generally, each fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax and for AMT Tax-Free Money from the federal alternative minimum tax. Neither FMR nor the funds guarantee that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance, and a fund could distribute income subject to federal income tax.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Municipal Money Market Fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.

AMT Tax-Free Money Fund seeks as high a level of federally tax-exempt income as is consistent with the preservation of capital and liquidity. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Each fund is also open for business on Good Friday, and may be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

Prospectus

Fund Basics - continued

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares of the funds through an investment professional. If you buy or sell shares of a fund through an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of a fund through a non-Fidelity broker or other investment professional.

Buying and Selling Information
Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003 Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time)

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Prospectus

Shareholder Information - continued

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Minimums
Initial Purchase
For Municipal Money Market	$5,000
For AMT Tax-Free Money	$25,000
Subsequent Purchase
For Municipal Money Market	$500
Through regular investment plans	$100
For AMT Tax-Free Money	$1,000
Through regular investment plans	$500
Balance
For Municipal Money Market	$2,000
For AMT Tax-Free Money	$10,000

There is no minimum balance or initial or subsequent purchase minimum for investments through Portfolio Advisory ServicesSM  or a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager.

In addition, each fund may waive or lower purchase minimums in other circumstances.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies. However, FMR anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of fund shares and each fund accommodates frequent trading.

Each fund has no limit on purchase or exchange transactions. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Buying Shares

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Prospectus

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries and mutual funds for which FMR or an affiliate serves as investment manager to accept orders to buy shares on its behalf. When authorized intermediaries or mutual funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or mutual fund.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of each fund is the fund's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries and mutual funds for which FMR or an affiliate serves as investment manager to accept orders to sell shares on its behalf. When authorized intermediaries or mutual funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary or mutual fund.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Prospectus

Shareholder Information - continued

When you place an order to sell shares, note the following:

  If you are selling some but not all of your Municipal Money Market shares, keep your fund balance above $2,000 to keep your fund position open, except fund positions not subject to balance minimums. If you are selling some but not all of your AMT Tax-Free Money shares, keep your fund balance above $10,000 to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  If you hold your shares in a Fidelity mutual fund account and you sell shares of Municipal Money Market or AMT Tax-Free Money by writing a check, if available, and the amount of the check is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for more than one year, the check may be invested in additional shares of the fund at the next NAV calculated on the day of the investment.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. Each fund no longer issues share certificates.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Prospectus

  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of the funds or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Prospectus

Shareholder Information - continued

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.
  You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.

- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.
  To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.
  To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Checkwriting To sell Fidelity fund shares from your Fidelity mutual fund account or withdraw money from your Fidelity brokerage account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund or another fund, certain transactions through automatic investment or withdrawal programs, certain transactions that are followed by a monthly account statement, and other transactions in your Fidelity brokerage core).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 770001, Cincinnati, Ohio 45277-0002.

Prospectus

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000. It is expected that fund balances will be valued on the second Friday in November of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 for Municipal Money Market or $10,000 for AMT Tax-Free Money, for any reason, including solely due to declines in NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Prospectus

Shareholder Information - continued

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

Earning Dividends

For AMT Tax-Free Money, shares begin to earn dividends on the first business day following the day of purchase.

For Municipal Money Market, shares purchased by a wire order prior to 12:00 noon Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase. Shares purchased at any time on Good Friday begin to earn dividends on the first business day following the day of purchase.

Shares purchased by all other orders begin to earn dividends on the first business day following the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, Municipal Money Market may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on the day of purchase. In addition, on any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed or the NYSE does not open, shares begin to earn dividends on the first business day following the day of purchase.

For AMT Tax-Free Money, shares earn dividends until, but not including, the next business day following the day of redemption.

For Municipal Money Market, shares redeemed by a wire order prior to 12:00 noon Eastern time generally earn dividends through the day prior to the day of redemption. Shares redeemed at any time on Good Friday earn dividends until, but not including, the next business day following the day of redemption.

Shares redeemed by all other orders earn dividends until, but not including, the next business day following the day of redemption.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, Municipal Money Market may set a time after which shares redeemed by wire order earn dividends until, but not including, the next business day following the day of redemption. On any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed or the NYSE does not open, shares earn dividends until, but not including, the next business day following the day of redemption.

Neither Good Friday nor any day a fund is open despite an unexpected close of the NYSE will be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

Prospectus

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each fund:

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Your dividends and capital gain distributions, if any, will be paid in cash.

3. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions, if any, will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the fund at the next NAV calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you.

Each fund seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and, if applicable, also may be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to a fund's sale of municipal bonds.

For federal tax purposes, certain of each fund's distributions, including distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income, while each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for each fund. FIMM has day-to-day responsibility for choosing investments for each fund.

FIMM is an affiliate of FMR. As of March 29, 2006, FIMM had approximately $301.8 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986 to provide investment research and advice. FRAC serves as a sub-adviser for each fund and may provide investment research and advice for the funds.

Affiliates assist FMR with foreign investments:

  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of October 11, 2006, FIIA had approximately $32.8 billion in discretionary assets under management. For each fund, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for each fund. As of September 27, 2006, FIIA(U.K.)L had approximately $20.9 billion in discretionary assets under management. For each fund, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Prospectus

Fund Services - continued

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of AMT Tax-Free Money with limited exceptions.

AMT Tax-Free Money's annual management fee rate is 0.43% of its average net assets.

For the fiscal year ended August 31, 2006, AMT Tax-Free Money paid a management fee of 0.33% of the fund's average net assets, after reimbursement.

For Municipal Money Market, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For August 2006, the group fee rate was 0.12% for Municipal Money Market. The individual fund fee rate is 0.15% for Municipal Money Market.

The total management fee for the fiscal year ended August 31, 2006, was 0.27% of the fund's average net assets for Municipal Money Market.

FMR pays FIMM for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FIMM pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's annual report for the fiscal period ended August 31, 2006.

FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a fund's expenses and boost its performance.

Fund Distribution

Fidelity Distributors Corporation (FDC) distributes each fund's shares.

Intermediaries, including retirement plan sponsors, service-providers, and administrators, may receive from FMR, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of shares of the fund. These payments are described in more detail on the following pages and in the statement of additional information (SAI).

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.

Prospectus

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

Municipal Money Market

Years ended August 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.028	.016	.007	.009	.014
Distributions from net investment income	(.028)	(.016)	(.007)	(.009)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.85%	1.66%	.67%	.88%	1.38%
Ratios to Average Net Assets B
Expenses before reductions	.44%	.45%	.44%	.44%	.43%
Expenses net of fee waivers, if any	.44%	.45%	.44%	.44%	.43%
Expenses net of all reductions	.33%	.38%	.43%	.42%	.39%
Net investment income	2.81%	1.65%	.67%	.87%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 17,022	$ 16,498	$ 15,636	$ 13,957	$ 11,728

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Prospectus

Appendix - continued

AMT Tax-Free Money

Years ended August 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.029	.018	.008	.010	.015
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.029	.018	.008	.010	.015
Distributions from net investment income	(.029)	(.018)	(.008)	(.010)	(.015)
Distributions from net realized gain	-	- C	- C	-	-
Total distributions	(.029)	(.018)	(.008)	(.010)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.94%	1.79%	.79%	.98%	1.48%
Ratios to Average Net Assets B
Expenses before reductions	.43%	.43%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.34%
Expenses net of all reductions	.24%	.27%	.32%	.31%	.30%
Net investment income	2.88%	1.78%	.76%	.97%	1.45%
Supplemental Data
Net assets, end of period (in millions)	$ 3,333	$ 3,803	$ 3,309	$ 3,038	$ 2,751

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than $.001 per share.

Prospectus

Notes

Notes

Notes

Notes

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06452

Fidelity, Fidelity Investments and (Pyramid) Design, FAST, and Directed Dividends are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.538332.109 SMM/MMM-pro-1006

Fidelity Florida Municipal Money Market Fund

(A Fund of Fidelity Court Street Trust II)

Fidelity Municipal Money Market Fund

(A Fund of Fidelity Union Street Trust II)

FORM N-14

STATEMENT OF

July 23, 2007

This Statement of Additional Information, relates to the proposed reorganization whereby Fidelity Municipal Money Market Fund (Fidelity Municipal Money Market), a fund of Fidelity Union Street Trust II, would acquire all of the assets of Fidelity Florida Municipal Money Market Fund (Florida Municipal Money Market), a fund of Fidelity Court Street Trust II, and assume all of Florida Municipal Money Market's liabilities in exchange solely for shares of beneficial interest in Fidelity Municipal Money Market.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109.

This Statement of Additional Information consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1. The Prospectus and Statement of Additional Information of Fidelity Municipal Money Market dated October 30, 2006, which was previously filed via EDGAR (Accession No. 0000880797-06-000027).

2. The Prospectus and Statement of Additional Information of Florida Municipal Money Market dated January 29, 2007, which was previously filed via EDGAR (Accession No. 0001022695-07-000018).

3. The Financial Statements included in the Annual Report of Fidelity Municipal Money Market Fund for the fiscal year ended August 31, 2006, which was previously filed via EDGAR (Accession No. 0000880797-06-000025).

4. The Financial Statements included in the Annual Report of Fidelity Florida Municipal Money Market Fund for the fiscal year ended November 30, 2006, which was previously filed via EDGAR (Accession No. 0001022695-07-000005).

5. The Unaudited Financial Statements included in the Semiannual Report of Fidelity Municipal Money Market Fund for the fiscal period ended February 28, 2007, which was previously filed via EDGAR (Accession No. 0000081205-07-000010).

PART C. OTHER INFORMATION

Item 15. Indemnification

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FSC for FSC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Fund for the same events. Under the Transfer Agency Agreement, the Trust agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names the Transfer Agent and/or the Trust as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Trust, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 16. Exhibits

(1) (a) Amended and Restated Trust Instrument, dated September 18, 2002, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 26.

(b) Amendment to the Amdended and Restated Trust Instrument, dated April 13, 2005, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 29.

(2) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Hereford Street Trust's (File No. 033-52577) Post-Effective Amendment No. 17.

(3) Not applicable.

(4) Agreement and Plan of Reorganization between Fidelity Court Street Trust II: Fidelity Florida Municipal Money Market Fund and Fidelity Union Street Trust II: Fidelity Municipal Money Market Fund is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5) Articles II, VII, IX, and X of the Amended and Restated Trust Instrument, dated September 18, 2002, are incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 26; Article XI of the Amendment to the Amended and Restated Trust Instrument, dated April 13, 2005, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 29; and Articles IV and VI of the Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Hereford Street Trust's (File No. 033-52577) Post-Effective Amendment No. 17.

(6) (a) Management Contract, dated October 1, 2002, between Fidelity Union Street Trust II on behalf of Fidelity Arizona Municipal Money Market Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit d(1) of Post-Effective Amendment No. 26.

(b) Management Contract, dated October 1, 2002, between Fidelity Union Street Trust II on behalf of Spartan Municipal Money Fund (currently known as Fidelity AMT Tax-Free Money Fund) and Fidelity Management & Research Company is incorporated herein by reference to Exhibit d(2) of Post-Effective Amendment No. 26.

(c) Management Contract, dated October 1, 2002, between Fidelity Union Street Trust II on behalf of Fidelity Municipal Money Market Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit d(3) of Post-Effective Amendment No. 26.

(d) Sub-Advisory Agreement, dated September 16, 1994, between FMR Texas Inc., (currently known as Fidelity Investments Money Management, Inc. (FIMM)), and Fidelity Management & Research Company on behalf of Spartan Arizona Municipal Money Market Portfolio (currently known as Fidelity Arizona Municipal Money Market Fund) is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 11.

(e) Sub-Advisory Agreement, dated February 28, 1992, between FMR Texas Inc. (currently known as Fidelity Investments Money Management, Inc. (FIMM)), and Fidelity Management & Research Company with respect to Spartan Municipal Money Fund (currently known as Fidelity AMT Tax-Free Money Fund) is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 11.

(f) Sub-Advisory Agreement, dated December 19, 1997, between FMR Texas Inc. (currently known as Fidelity Investments Money Management, Inc. (FIMM)), and Fidelity Management & Research Company on behalf of Fidelity Municipal Money Market Fund is incorporated herein by reference to Exhibit d(8) of Post-Effective Amendment No. 23.

(g) Master International Fixed-Income Research Agreement, dated October 1, 2003, between Fidelity Investments Money Management, Inc. and Fidelity International Investment Advisors, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(33) of Fidelity Charles Street Trust's (File No. 002-73133) Post-Effective Amendment No. 74.

(h) Schedule A, dated November 17, 2005, to the Master International Fixed-Income Research Agreement, dated October 1, 2003, between Fidelity Investments Money Management, Inc. and Fidelity International Investment Advisors, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(16) of Fidelity Advisor Series I's (File No. 002-83672) Post-Effective Amendment No. 87.

(i) Fixed-Income Sub-Research Agreement, dated October 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(35) of Fidelity Charles Street Trust's (File No. 002-73133) Post-Effective Amendment No. 74.

(j) Schedule A, dated November 17, 2005, to the Fixed-Income Sub-Research Agreement, dated October 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of the Registrant is incorporated by reference to Exhibit (d)(18) of Advisor Series IV's (File No. 002-83672) Post-Effective Amendment No. 87.

(k) General Research Services Agreement and Schedule B, each dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(38) of Variable Insurance Products Fund's (File No. 002-75010) Post-Effective Amendment No. 62.

(l) Schedule A, dated January 20, 2006, to the General Research Services Agreement, dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(39) of Variable Insurance Products Fund's (File No. 002-75010) Post-Effective Amendment No. 62.

(7) (a) Amended and Restated General Distribution Agreement, dated May 19, 2005, between Fidelity Union Street Trust II on behalf of Fidelity Arizona Municipal Money Market Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 29.

(b) Amended and Restated General Distribution Agreement, dated May 19, 2005, between Fidelity Union Street Trust II on behalf of Spartan Municipal Money Fund (currently knows as Fidelity AMT Tax-Free Money Fund), and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 29.

(c) Amended and Restated General Distribution Agreement, dated May 19, 2005, between Fidelity Union Street Trust II on behalf of Fidelity Municipal Money Market Fund, and Fidelity Distributors Corporation Fund is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 29.

(8) The Fee Deferral Plan for Independent Trustees and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through May 14, 2006 is incorporated herein by reference to Exhibit (f)(1) of Fidelity Central Investment Portfolios LLC (File No. 811-21667) Amendment No. 6. .

(9) (a) Custodian Agreement and Appendix C, dated July 1, 2001, between Citibank, N.A. and the Registrant are incorporated herein by reference to Exhibit (g)(9) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 49.

(b) Appendix A, dated October 18, 2005, to the Custodian Agreement, dated July 1, 2001, between Citibank, N.A. and the Registrant is incorporated herein by reference to Exhibit (g)(2) of Fidelity New York Municipal Trust's (File No. 002-83295) Post-Effective Amendment No. 53.

(c) Appendix B, dated February 6, 2006, to the Custodian Agreement, dated July 1, 2001, between Citibank, N.A. and the Registrant is incorporated herein by reference to Exhibit (g)(3) of Fidelity Massachusetts Municipal Trust's (File No. 002-75537) Post-Effective Amendment No. 46.

(d) Appendix D, dated June 1, 2004, to the Custodian Agreement, dated July 1, 2001, between Citibank, N.A. and the Registrant is incorporated herein by reference to Exhibit (g)(8) of Fidelity Revere Street Trust's (File No. 811-07807) Post Effective Amendment No. 20.

(10) (a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Money Market Fund is incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 22.

(b) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Arizona Municipal Money Market Fund (currently known as Fidelity Arizona Municipal Money Market Fund) is incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 22.

(c) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Municipal Money Fund (currently known as Fidelity AMT Tax-Free Money Fund) is incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 22.

(11) Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is filed herein as Exhibit 11.

(12) Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13) Not applicable.

(14) Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 14.

(15) Not applicable.

(16) (a) Power of Attorney, dated April 1, 2007, are filed herein as Exhibit 16(a).

(b) Power of Attorney, dated May 17, 2007, are filed herein as Exhibit 16(b).

(17) Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 8th day of June 2007.

FIDELITY UNION STREET TRUST II
	By	/s/Kimberley Monasterio
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kimberley Monasterio, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kimberley Monasterio		President and Treasurer	June 8, 2007
Kimberley Monasterio		(Principal Executive Officer)

/s/Joseph B. Hollis		Chief Financial Officer	June 8, 2007
Joseph B. Hollis		(Principal Financial Officer)

/s/Edward C. Johnson 3d	(dagger)	Trustee	June 8, 2007
Edward C. Johnson 3d

/s/James C. Curvey	*	Trustee	June 8, 2007
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	June 8, 2007
Dennis J. Dirks

/s/Albert R. Gamper	**	Trustee	June 8, 2007
Albert R. Gamper

/s/George H. Heilmeier	*	Trustee	June 8, 2007
George H. Heilmeier

/s/ James H. Keyes	*	Trustee	June 8, 2007
James H. Keyes

/s/Marie L. Knowles	*	Trustee	June 8, 2007
Marie L. Knowles

/s/Ned C. Lautenbach	*	Trustee	June 8, 2007
Ned C. Lautenbach

/s/Cornelia M. Small	*	Trustee	June 8, 2007
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	June 8, 2007
William S. Stavropoulos

/s/Kenneth L. Wolfe	*	Trustee	June 8, 2007
Kenneth L. Wolfe

(dagger) Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated April 1, 2007 and filed herewith.

** By: /s/ Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated May 17, 2007 and filed herewith.